Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Boxwood Merger Corp. (the "Company") was a blank check company incorporated in Delaware on June 28, 2017. The Company was formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation with, purchasing all or substantially all of the assets of, entering into contractual arrangements with, or engaging in any other similar business combination with one or more businesses or entities ("Business Combination").

At December 31, 2019, the Company had not yet commenced any operations. All activity through December 31, 2019 relates to the Company's formation, its initial public offering (the "Initial Public Offering"), which is described below, identifying a target company for a Business Combination and the potential acquisition of Atlas Intermediate Holdings, LLC, a Delaware limited liability company ("Atlas Intermediate").

The Company's subsidiaries are comprised of Atlas TC Holdings LLC, a wholly owned subsidiary of the Company and a Delaware limited liability company ("Holdings"), and Atlas TC Buyer LLC, a wholly owned subsidiary of Holdings and a Delaware limited liability company ("Buyer").

On the Closing Date, the Company consummated the acquisition of Atlas Intermediate, pursuant to the Unit Purchase Agreement, dated as of August 12, 2019, as amended on January 22, 2020 (the "Purchase Agreement"), by and among the Company, Holdings, Buyer, Atlas Intermediate and Atlas Technical Consultants Holdings LP, a Delaware limited partnership (the "Seller"). The acquisition of Atlas Intermediate pursuant to the Purchase Agreement together with the other transactions contemplated by the Purchase Agreement is referred to herein as the "Atlas Business Combination."

Following the consummation of the Atlas Business Combination (the "Closing"), the combined company is organized in an "Up-C" structure in which the business of Atlas Intermediate and its subsidiaries is held by Holdings and will continue to operate through the subsidiaries of Atlas Intermediate, and in which the Company's only direct assets will consist of common units of Holdings ("Holdings Units"). The Company is the sole manager of Holdings in accordance with the terms of the amended and restated limited liability company agreement of Holdings (the "Holdings LLC Agreement") entered into in connection with the consummation of the business combination.

As of the Closing Date and following the completion of the Atlas Business Combination, the Seller and the limited partners (the "Continuing Members") owned an aggregate of 23,974,368 Holdings Units redeemable on a one-for-one basis for shares of Class A common stock. Upon the redemption by any Continuing Member of Holdings Units for shares of Class A common stock, a corresponding number of shares of Class B common stock held by such Continuing Member will be cancelled.

At the Closing, following the cancellation of 1,750,000 shares of Boxwood Sponsor LLC's (the "Sponsor") Class F common stock contemplated by the Purchase Agreement, and the conversion of each outstanding share of the Class F common stock to one share of Class A common stock, the Sponsor owned an aggregate 1,975,000 shares of Class A common stock and 3,750,000 Private Placement Warrants (as defined below).

The registration statement for the Company's Initial Public Offering was declared effective on November 15, 2018. On November 20, 2018, the Company consummated the Initial Public Offering of 20,000,000 units ("Units" and, with respect to the shares of Class A common stock included in the Units sold, the "Public Shares") at $10.00 per Unit, generating gross proceeds of $200,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 250,000 units (the "Private Placement Units") at a price of $10.00 per Private Placement Unit and 3,500,000 warrants (the "Private Placement Warrants" and, collectively, with the Private Placement Units, the "Private Placement Securities") at a price of $1.00 per Private Placement Warrants in a private placement to the Sponsor, generating gross proceeds of $6,000,000, which is described in Note 5.

Following the closing of the Initial Public Offering on November 20, 2018, an amount of $200,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Securities was placed in a trust account ("Trust Account") and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the Trust Account, as described below, except that interest earned on the Trust Account could be released to pay the Company's franchise and income tax obligations.

Transaction costs amounted to $11,698,856, consisting of $4,000,000 of underwriting fees, $7,000,000 of deferred underwriting fees and $698,856 of other costs. As of December 31, 2019, $95,683 of cash was held outside of the Trust Account and is available for working capital purposes.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below: (i) $10.00 per Public Share; or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case, net of the interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company's indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act"). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.